Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
Property and equipment, net, as of December 31, 2021 and 2020, consists of the following:

	December 31, 2021	December 31, 2020
	(in thousands)
Charging stations and digital media screens	$79,104	$43,114
Construction in progress: station hardware	33,434	17,566
Capitalized research and development equipment	2,689	974
Leasehold improvements	856	552
Computer and office equipment	1,459	974
Capitalized software	888	—
Development in progress: software	86	—
Furniture	229	210
Other fixed assets	3,736	811
Total property and equipment	122,481	64,201
Less accumulated depreciation and amortization	(24,753)	(14,843)
Property and equipment, net	$97,728	$49,358